Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Capital stock [member]	Contributed surplus [member]		Retained earnings (losses) [member]	Foreign currency translation [member]	Cash flow hedges [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Equity Beginning Balance at Jan. 31, 2024	$ 813.9	$ 248.5	$ 71.8		$ 443.1	$ 0.6	$ 44.9	$ 808.9	$ 5.0
Statement [LineItems]
Net income (loss)	(213.0)				(213.1)			(213.1)	0.1
Other comprehensive income (loss)	(103.9)				(3.4)	(22.1)	(78.8)	(104.3)	0.4
Total comprehensive income (loss)	(316.9)				(216.5)	(22.1)	(78.8)	(317.4)	0.5
Dividends	(61.9)				(61.9)			(61.9)
Issuance of subordinate shares	14.2	19.1	(4.9)					14.2
Repurchase of subordinate shares	(218.6)	(16.6)	0.0		(202.0)			(218.6)
Stock-based compensation	16.1		16.1	[1]				16.1
Equity ending balance at Jan. 31, 2025	246.8	251.0	83.0		(37.3)	(21.5)	(33.9)	241.3	5.5
Statement [LineItems]
Net income (loss)	289.3				291.6			291.6	(2.3)
Other comprehensive income (loss)	148.7				9.0	105.0	34.7	148.7
Total comprehensive income (loss)	438.0				300.6	105.0	34.7	440.3	(2.3)
Dividends	(62.9)				(62.9)			(62.9)
Issuance of subordinate shares	24.0	32.2	(8.2)		0.0			24.0
Repurchase of subordinate shares	(50.3)	(3.7)			(46.6)			(50.3)
Stock-based compensation	21.6		21.6	[2]				21.6
Special long-term incentive program	(9.9)		(9.9)					(9.9)
Other	3.4								3.4
Equity ending balance at Jan. 31, 2026	$ 610.7	$ 279.5	$ 86.5		$ 153.8	$ 83.5	$ 0.8	$ 604.1	$ 6.6

[1]	Includes $0.6 million of income tax recovery.
[2]	Includes $0.1 million of income tax expense.